UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-98.3%
Aerospace/Defense-2.5%

Boeing Co.	7,100	$466,612
Lockheed Martin Corp.	4,250	419,305
Raytheon Co.	10,200	574,056

		1,459,973

Aerospace/Defense-Equipment-1.0%

United Technologies Corp.	9,500	586,150

Agricultural Chemicals-2.4%

Monsanto Co.	11,300	1,428,772

Applications Software-3.3%

Microsoft Corp.	70,000	1,925,700

Banks-Fiduciary-1.3%

The Bank of New York Mellon Corp.	19,549	739,539

Beverages-Non-alcoholic-3.2%

PepsiCo, Inc.	29,100	1,850,469

Cellular Telecom-1.4%

NII Holdings, Inc.†	17,500	831,075

Commercial Services-1.2%

AerCap Holdings NV†	12,200	154,086
Alliance Data Systems Corp.†	9,300	525,915

		680,001

Commercial Services-Finance-1.3%

Visa, Inc., Class A†	9,550	776,511

Computer Aided Design-0.5%

Autodesk, Inc.†	8,128	274,808

Computers-6.7%

Apple, Inc.†	10,050	1,682,772
Hewlett-Packard Co.	23,500	1,038,935
International Business Machines Corp.	5,200	616,356
Research In Motion Ltd.†	5,350	625,415

		3,963,478

Cosmetics & Toiletries-2.5%

Procter & Gamble Co.	24,000	1,459,440

Data Processing/Management-1.2%

Fiserv, Inc.†	15,400	698,698

Diagnostic Kits-0.4%

Inverness Medical Innovations, Inc.†	7,800	258,726

Diversified Manufacturing Operations-4.4%

Danaher Corp.	13,600	1,051,280
Dover Corp.	11,700	565,929
General Electric Co.	36,200	966,178

		2,583,387

Diversified Minerals-0.9%

Cia Vale do Rio Doce ADR	15,200	544,464

E-Commerce/Services-0.6%

eBay, Inc.†	13,500	368,955

Electric Products-Misc.-2.1%

AMETEK, Inc.	11,904	562,107
Emerson Electric Co.	13,300	657,685

		1,219,792

Electronic Components-Semiconductors-4.3%

Broadcom Corp., Class A†	16,000	436,640
Intel Corp.	53,604	1,151,414
MEMC Electronic Materials, Inc.†	6,650	409,241
Texas Instruments, Inc.	19,800	557,568

		2,554,863

Electronic Forms-1.1%

Adobe Systems, Inc.†	16,200	638,118

Electronic Measurement Instruments-1.1%

Agilent Technologies, Inc.†	18,700	664,598

Electronics-Military-0.8%

L-3 Communications Holdings, Inc.	5,400	490,698

Enterprise Software/Service-1.5%

Oracle Corp.†	43,200	907,200

Finance-Investment Banker/Broker-1.8%

The Charles Schwab Corp.	28,200	579,228
The Goldman Sachs Group, Inc.	2,800	489,720

		1,068,948

Finance-Other Services-0.6%

CME Group, Inc.	900	344,871

Instruments-Scientific-2.0%

Thermo Fisher Scientific, Inc.†	20,800	1,159,184

Insurance-Multi-line-1.2%

Assurant, Inc.	10,600	699,176

Internet Infrastructure Software-0.8%

Akamai Technologies, Inc.†	13,400	466,186

Investment Management/Advisor Services-0.5%

Invesco, Ltd.	13,200	316,536

Medical Instruments-1.5%

Medtronic, Inc.	17,300	895,275

Medical Products-3.1%

Johnson & Johnson	18,300	1,177,422
Zimmer Holdings, Inc.†	9,250	629,462

		1,806,884

Medical-Biomedical/Gene-5.6%

Celgene Corp.†	9,400	600,378
Genentech, Inc.†	8,800	667,920
Genzyme Corp.†	9,900	712,998
Gilead Sciences, Inc.†	24,800	1,313,160

		3,294,456

Medical-Drugs-1.2%

Abbott Laboratories	9,400	497,918
Schering-Plough Corp.	10,367	204,126

		702,044

Medical-Generic Drugs-1.3%

Barr Pharmaceuticals, Inc.†	6,600	297,528
Mylan, Inc. †	37,100	447,797

		745,325

Medical-HMO-0.9%

UnitedHealth Group, Inc.	20,000	525,000

Medical-Wholesale Drug Distribution-0.5%

Cardinal Health, Inc.	5,800	299,164

Metal-Diversified-0.8%

Freeport-McMoRan Copper & Gold, Inc.	3,900	457,041

Multimedia-1.5%

News Corp., Class A	31,679	476,452
Time Warner, Inc.	27,000	399,600

		876,052

Networking Products-2.5%

Cisco Systems, Inc.†	62,000	1,442,120

Oil Companies-Exploration & Production-2.9%

Apache Corp.	2,300	319,700
Ultra Petroleum Corp.†	3,400	333,880
XTO Energy, Inc.	15,000	1,027,650

		1,681,230

Oil Companies-Integrated-1.7%

Exxon Mobil Corp.	11,600	1,022,308

Oil Field Machinery & Equipment-1.1%

Cameron International Corp.†	6,100	337,635
National-Oilwell Varco, Inc.†	3,700	328,264

		665,899

Oil-Field Services-6.0%

Halliburton Co.	19,300	1,024,251
Schlumberger, Ltd.	12,200	1,310,646
Transocean, Inc.†	5,692	867,404
Weatherford International, Ltd.†	6,800	337,212

		3,539,513

Retail-Apparel/Shoe-0.5%

American Eagle Outfitters, Inc.	22,800	310,764

Retail-Consumer Electronics-0.6%

Best Buy Co., Inc.	8,800	348,480

Retail-Discount-1.8%

Target Corp.	8,500	395,165
Wal-Mart Stores, Inc.	12,000	674,400

		1,069,565

Retail-Drug Store-2.8%

CVS Caremark Corp.	41,402	1,638,277

Retail-Office Supplies-1.1%

Staples, Inc.	26,900	638,875

Retail-Regional Department Stores-0.7%

Kohl’s Corp.†	10,300	412,412

Telecom Equipment-Fiber Optics-1.3%

Corning, Inc.	34,200	788,310

Web Portals/ISP-3.1%

Google, Inc., Class A†	3,450	1,816,149

Wireless Equipment-2.2%

QUALCOMM, Inc.	28,750	1,275,637

X-Ray Equipment-1.0%

Hologic, Inc.†	26,200	571,160

Total Long-Term Investment Securities
(cost $54,438,880)		57,782,256

REPURCHASE AGREEMENT-2.2%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,284,000)	$1,284,000	1,284,000

TOTAL INVESTMENTS
(cost $55,722,880) (2)	100.5%	59,066,256
Liabilities in excess of other assets	(0.5)	(287,531)

NET ASSETS	100.0%	$58,778,725

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-84.9%
Apparel Manufacturers-0.7%

American Apparel, Inc.†	37,600	$250,040

Applications Software-0.6%

Check Point Software Technologies†	9,500	224,865

Building-Heavy Construction-2.3%

Chicago Bridge & Iron Co., NV	21,600	860,112

Commercial Services-9.4%

Alliance Data Systems Corp.†	27,500	1,555,125
Healthcare Services Group	27,900	424,359
Iron Mountain, Inc.†	50,400	1,338,120
The Providence Service Corp.†	12,377	261,279

		3,578,883

Commercial Services-Finance-3.1%

Equifax, Inc.	27,700	931,274
Euronet Worldwide, Inc.†	13,800	233,220

		1,164,494

Computer Aided Design-1.2%

Aspen Technology, Inc.†	34,300	456,190

Computer Services-1.3%

DST Systems, Inc.†	8,800	484,440

Computers-Integrated Systems-0.8%

Jack Henry & Associates, Inc.	14,200	307,288

Consumer Products-Misc.-0.7%

Scotts Miracle-Gro Co., Class A	14,800	260,036

Cosmetics & Toiletries-1.0%

Elizabeth Arden, Inc.†	24,400	370,392

Data Processing/Management-1.8%

Fiserv, Inc.†	14,700	666,939

Dental Supplies & Equipment-1.2%

Sirona Dental Systems, Inc.†	17,600	456,192

Distribution/Wholesale-1.4%

MWI Veterinary Supply, Inc.†	16,600	549,626

E-Commerce/Products-1.2%

Shutterfly, Inc.†	36,400	444,444

Electronic Measurement Instruments-1.3%

Measurement Specialties, Inc.†	27,500	483,725

Enterprise Software/Service-1.8%

Lawson Software, Inc.†	95,800	696,466

Finance-Other Services-0.7%

The Nasdaq Stock Market, Inc.†	9,900	262,845

Gas-Distribution-2.3%

AGL Resources, Inc.	25,700	888,706

Hospital Beds/Equipment-3.3%

Kinetic Concepts, Inc.†	31,500	1,257,165

Human Resources-1.1%

Emergency Medical Services Corp., Class A†	17,700	400,551

Insurance-Life/Health-0.7%

Reinsurance Group of America, Inc.	6,200	269,824

Insurance-Multi-line-0.8%

HCC Insurance Holdings, Inc.	14,700	310,758

Linen Supply & Related Items-0.6%

G&K Services, Inc., Class A	6,892	209,930

Machinery-General Industrial-0.9%

The Manitowoc Co., Inc.	10,500	341,565

Machinery-Material Handling-0.4%

Columbus McKinnon Corp.†	6,800	163,744

Medical Products-1.6%

Orthofix International NV†	9,000	260,550
TomoTherapy, Inc.†	39,790	355,325

		615,875

Medical-Generic Drugs-0.9%

Mylan, Inc.†	28,400	342,788

Medical-Outpatient/Home Medical-1.3%

Air Methods Corp.†	19,100	477,500

Motion Pictures & Services-2.5%

Macrovision Solutions Corp.†	64,021	957,754

Oil Companies-Exploration & Production-6.5%

Parallel Petroleum Corp.†	25,471	512,731
Quicksilver Resources, Inc.†	19,200	741,888
Range Resources Corp.	11,100	727,494
TXCO Resources, Inc.†	42,400	498,624

		2,480,737

Oil-Field Services-2.7%

Exterran Holdings, Inc.†	3,733	266,872
Global Industries, Ltd.†	42,400	760,232

		1,027,104

Physicians Practice Management-0.1%

Pediatrix Medical Group, Inc.†	1,000	49,230

Power Converter/Supply Equipment-0.4%

PowerSecure International, Inc.†	19,925	144,656

Private Corrections-2.4%

Corrections Corp. of America†	33,700	925,739

Racetracks-2.2%

International Speedway Corp., Class A	9,800	382,494
Speedway Motorsports, Inc.	21,900	446,322

		828,816

Retail-Apparel/Shoe-4.4%

American Eagle Outfitters, Inc.	45,000	613,350
Men’s Wearhouse, Inc.	21,600	351,864
Pacific Sunwear of California, Inc.†	83,500	712,255

		1,677,469

Retail-Consumer Electronics-0.8%

Circuit City Stores, Inc.	110,667	319,828

Retail-Petroleum Products-1.8%

World Fuel Services Corp.	31,300	686,722

Retail-Restaurants-2.0%

Jack in the Box, Inc.†	33,200	744,012

Semiconductor Equipment-5.9%

Brooks Automation, Inc.†	39,400	325,838
Entegris, Inc.†	80,800	529,240
Lam Research Corp.†	5,800	209,670
Mattson Technology, Inc.†	78,600	374,136
Photronics, Inc.†	52,100	366,784
Teradyne, Inc.†	38,600	427,302

		2,232,970

Telecommunication Equipment-0.8%

ADC Telecommunications, Inc.†	20,100	296,877

Transport-Services-1.7%

Bristow Group, Inc.†	12,800	633,472

Veterinary Diagnostics-1.6%

Animal Health International, Inc.†	24,189	150,697
VCA Antech, Inc.†	17,000	472,260

		622,957

Water-1.0%

Aqua America, Inc.	22,900	365,713

X-Ray Equipment-3.7%

Hologic, Inc.†	64,400	1,403,920

Total Long-Term Investment Securities
(cost $33,706,383)		32,193,359

REPURCHASE AGREEMENT-12.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $4,834,000)	$4,834,000	4,834,000

TOTAL INVESTMENTS
(cost $38,540,383) (2)	97.7%	37,027,359
Other assets less liabilities	2.3	868,850

NET ASSETS	100.0%	$37,896,209

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-89.2%
Advertising Sales-1.0%

Focus Media Holding, Ltd. ADR†	24,800	$687,456

Agricultural Chemicals-1.0%

Terra Industries, Inc.	14,000	690,900

Applications Software-0.5%

Check Point Software Technologies†	16,200	383,454

Auto/Truck Parts & Equipment-Original-1.0%

Titan International, Inc.	19,500	694,590

Banks-Commercial-1.0%

M&T Bank Corp.	9,700	684,238

Beverages-Non-alcoholic-1.0%

Hansen Natural Corp.†	23,800	685,916

Building-Heavy Construction-2.2%

Chicago Bridge & Iron Co., NV	38,900	1,548,998

Casino Services-1.9%

Scientific Games Corp., Class A†	45,000	1,332,900

Chemicals-Diversified-0.9%

Sociedad Quimica y Minera De Chile SA ADR	13,700	655,067

Coal-3.0%

Massey Energy Co.	7,400	693,750
Walter Industries, Inc.	12,600	1,370,502

		2,064,252

Commercial Services-4.9%

Alliance Data Systems Corp.†	49,200	2,782,260
Quanta Services, Inc.†	20,200	672,054

		3,454,314

Commercial Services-Finance-2.7%

Equifax, Inc.	56,800	1,909,616

Computer Aided Design-1.1%

Aspen Technology, Inc.†	55,300	735,490

Computer Services-1.0%

Computer Sciences Corp.†	14,900	697,916

Computers-Integrated Systems-1.3%

Brocade Communications Systems, Inc.†	40,600	334,544
Jack Henry & Associates, Inc.	25,500	551,820

		886,364

Dental Supplies & Equipment-0.1%

Sirona Dental Systems, Inc.†	2,952	76,516

Diagnostic Equipment-1.0%

Cepheid, Inc.†	24,100	677,692

E-Marketing/Info-0.3%

Constant Contact, Inc.†	12,666	238,754

Electronic Components-Semiconductors-0.5%

Monolithic Power Systems, Inc.†	15,512	335,370

Electronic Measurement Instruments-1.0%

Itron, Inc.†	7,100	698,285

Energy-Alternate Sources-0.5%

JA Solar Holdings Co., Ltd. ADR†	20,500	345,425

Finance-Investment Banker/Broker-1.0%

The Goldman Sachs Group, Inc.	4,000	699,600

Food-Misc.-1.0%

Cal-Maine Foods, Inc.	20,800	686,192

Footwear & Related Apparel-1.0%

Deckers Outdoor Corp.†	4,900	682,080

Gas-Distribution-2.2%

AGL Resources, Inc.	44,700	1,545,726

Hospital Beds/Equipment-2.2%

Kinetic Concepts, Inc.†	39,100	1,560,481

Insurance-Life/Health-0.7%

Reinsurance Group of America, Inc.	11,500	500,480

Insurance-Multi-line-0.8%

HCC Insurance Holdings, Inc.	26,200	553,868

Internet Content-Information/News-0.5%

Baidu.com ADR†	1,100	344,256

Internet Infrastructure Software-1.0%

Akamai Technologies, Inc.†	20,400	709,006

Linen Supply & Related Items-1.4%

Cintas Corp.	37,000	980,870

Machinery-Construction & Mining-2.0%

Bucyrus International, Inc.	9,500	693,690
Joy Global, Inc.	9,100	690,053

		1,383,743

Machinery-General Industrial-0.9%

The Manitowoc Co., Inc.	18,800	611,564

Medical Information Systems-1.5%

IMS Health, Inc.	45,400	1,057,820

Medical Products-1.9%

Zimmer Holdings, Inc.†	19,700	1,340,585

Medical-Generic Drugs-2.1%

Barr Pharmaceuticals, Inc.†	18,900	852,012
Mylan, Inc.†	51,100	616,777

		1,468,789

Medical-Wholesale Drug Distribution-4.1%

AmerisourceBergen Corp.	40,000	1,599,600
Cardinal Health, Inc.	24,100	1,243,078

		2,842,678

Metal Processors & Fabrication-2.0%

Commercial Metals Co.	18,400	693,680
Kaydon Corp.	13,100	673,471

		1,367,151

Mining-1.9%

Eldorado Gold Corp.†	84,800	733,520
Harmony Gold Mining Co., Ltd. ADR†	48,300	591,675

		1,325,195

Motion Pictures & Services-2.5%

Macrovision Solutions Corp.†	114,928	1,719,323

Oil Companies-Exploration & Production-4.1%

Parallel Petroleum Corp.†	13,144	264,589
Quicksilver Resources, Inc.†	17,900	691,656
Range Resources Corp.	20,300	1,330,462
TXCO Resources, Inc.†	50,000	588,000

		2,874,707

Oil Field Machinery & Equipment-0.2%

FMC Technologies, Inc.†	1,800	138,474

Oil-Field Services-4.0%

Exterran Holdings, Inc.†	10,500	750,645
Global Industries, Ltd.†	76,300	1,368,059
Oceaneering International, Inc.†	9,200	708,860

		2,827,564

Pastoral & Agricultural-0.5%

AgFeed Industries, Inc.†	23,900	357,783

Power Converter/Supply Equipment-1.0%

Capstone Turbine Corp.†	164,800	690,512

Printing-Commercial-1.0%

Valassis Communications, Inc.†	54,839	686,584

Private Corrections-2.3%

Corrections Corp. of America†	58,900	1,617,983

Retail-Apparel/Shoe-2.8%

Aeropostale, Inc.†	21,700	679,861
Guess?, Inc.	18,400	689,080
Men’s Wearhouse, Inc.	15,300	249,237
Wet Seal, Inc., Class A†	74,900	357,273

		1,975,451

Retail-Consumer Electronics-0.8%

Circuit City Stores, Inc.	194,318	561,579

Retail-Petroleum Products-1.2%

World Fuel Services Corp.	37,000	811,780

Semiconductor Equipment-2.1%

ASML Holding NV	13,600	331,840
Entegris, Inc.†	40,068	262,445
Lam Research Corp.†	23,800	860,370

		1,454,655

Steel Pipe & Tube-1.0%

Valmont Industries, Inc.	6,500	677,885

Telecom Services-1.1%

Amdocs, Ltd.†	26,300	773,746

Toys-1.0%

Marvel Entertainment, Inc.†	21,400	687,796

Transport-Services-1.6%

Bristow Group, Inc.†	22,900	1,133,321

Vitamins & Nutrition Products-0.5%

NBTY, Inc.†	10,800	346,248

Water-0.9%

Aqua America, Inc.	41,400	661,158

Wire & Cable Products-1.0%

Fushi Copperweld, Inc.†	29,100	690,543

X-Ray Equipment-3.5%

Hologic, Inc.†	111,300	2,426,340

Total Long-Term Investment Securities
(cost $62,925,701)		62,257,029

REPURCHASE AGREEMENT-13.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $9,593,000)	$9,593,000	9,593,000

TOTAL INVESTMENTS
(cost $72,518,701) (2)	103.0%	71,850,029
Liabilities in excess of other assets	(3.0)	(2,059,632)

NET ASSETS	100.0%	$69,790,397

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-99.4%
Aerospace/Defense-4.6%

Boeing Co.	15,300	$1,005,516
General Dynamics Corp.	17,100	1,439,820
Lockheed Martin Corp.	13,600	1,341,776

		3,787,112

Applications Software-2.0%

Microsoft Corp.	60,300	1,658,853

Banks-Commercial-1.0%

M&T Bank Corp.	11,600	818,264

Banks-Fiduciary-1.0%

The Bank of New York Mellon Corp.	21,500	813,345

Banks-Super Regional-1.3%

Bank of America Corp.	43,600	1,040,732

Beverages-Non-alcoholic-1.6%

PepsiCo, Inc.	20,600	1,309,954

Brewery-1.7%

Anheuser-Busch Cos., Inc.	22,900	1,422,548

Chemicals-Diversified-1.4%

E.I. du Pont de Nemours & Co.	26,400	1,132,296

Computers-3.1%

Hewlett-Packard Co.	27,600	1,220,196
International Business Machines Corp.	11,400	1,351,242

		2,571,438

Consumer Products-Misc.-1.5%

Kimberly-Clark Corp.	21,300	1,273,314

Cosmetics & Toiletries-1.4%

Procter & Gamble Co.	18,400	1,118,904

Data Processing/Management-1.4%

Fiserv, Inc.†	26,400	1,197,768

Diversified Manufacturing Operations-3.8%

Eaton Corp.	15,700	1,334,029
General Electric Co.	67,400	1,798,906

		3,132,935

Electric-Integrated-4.7%

FPL Group, Inc.	13,600	891,888
PG&E Corp.	31,700	1,258,173
Southern Co.	25,300	883,476
Xcel Energy, Inc.	43,500	873,045

		3,906,582

Electronic Components-Misc.-1.5%

Tyco Electronics, Ltd.	34,700	1,242,954

Electronic Components-Semiconductors-4.0%

Intel Corp.	41,000	880,680
MEMC Electronic Materials, Inc.†	13,300	818,482
Microchip Technology, Inc.	26,900	821,526
NVIDIA Corp.†	41,300	773,136

		3,293,824

Enterprise Software/Service-1.1%

Oracle Corp.†	41,900	879,900

Finance-Credit Card-0.9%

American Express Co.	19,100	719,497

Finance-Investment Banker/Broker-4.3%

Citigroup, Inc.	65,300	1,094,428
JPMorgan Chase & Co.	28,900	991,559
Morgan Stanley	40,900	1,475,263

		3,561,250

Finance-Mortgage Loan/Banker-1.1%

Federal National Mortgage Assoc.	45,900	895,509

Food-Misc.-1.5%

Kraft Foods, Inc., Class A	43,500	1,237,575

Insurance-Multi-line-1.5%

Allstate Corp.	27,200	1,240,048

Investment Management/Advisor Services-2.4%

Ameriprise Financial, Inc.	19,600	797,132
Invesco, Ltd.	50,300	1,206,194

		2,003,326

Machinery-Farming-1.0%

Deere & Co.	11,100	800,643

Medical Products-2.8%

Johnson & Johnson	21,100	1,357,574
Zimmer Holdings, Inc.†	13,700	932,285

		2,289,859

Medical-Biomedical/Gene-1.2%

Genzyme Corp.†	13,300	957,866

Medical-Drugs-5.6%

Abbott Laboratories	25,200	1,334,844
Bristol-Myers Squibb Co.	21,000	431,130
Merck & Co., Inc.	22,100	832,949
Pfizer, Inc.	62,050	1,084,014
Wyeth	20,600	987,976

		4,670,913

Medical-HMO-1.0%

Aetna, Inc.	21,200	859,236

Metal-Aluminum-0.9%

Alcoa, Inc.	21,700	772,954

Mining-1.2%

Kinross Gold Corp.	43,100	1,017,591

Multimedia-1.7%

Time Warner, Inc.	92,700	1,371,960

Networking Products-1.6%

Cisco Systems, Inc.†	57,500	1,337,450

Non-Hazardous Waste Disposal-1.7%

Waste Management, Inc.	38,300	1,444,293

Oil Companies-Exploration & Production-1.5%

Occidental Petroleum Corp.	14,200	1,276,012

Oil Companies-Integrated-9.3%

Chevron Corp.	18,300	1,814,079
ConocoPhillips	20,700	1,953,873
Exxon Mobil Corp.	25,000	2,203,250
Marathon Oil Corp.	33,800	1,753,206

		7,724,408

Oil-Field Services-3.1%

Global Industries, Ltd.†	67,900	1,217,447
Schlumberger, Ltd.	12,800	1,375,104

		2,592,551

Paper & Related Products-1.4%

International Paper Co.	49,900	1,162,670

Retail-Apparel/Shoe-2.8%

American Eagle Outfitters, Inc.	80,000	1,090,400
Limited Brands, Inc.	73,800	1,243,530

		2,333,930

Retail-Discount-2.4%

Family Dollar Stores, Inc.	37,400	745,756
Target Corp.	26,000	1,208,740

		1,954,496

Savings & Loans/Thrifts-1.0%

People’s United Financial, Inc.	55,500	865,800

Telecom Equipment-Fiber Optics-1.1%

Corning, Inc.	40,300	928,915

Telephone-Integrated-3.5%

AT&T, Inc.	47,600	1,603,644
Verizon Communications, Inc.	35,400	1,253,160

		2,856,804

Tobacco-2.6%

Altria Group, Inc.	41,500	853,240
Philip Morris International, Inc.	26,600	1,313,774

		2,167,014

Vitamins & Nutrition Products-1.5%

NBTY, Inc.†	37,700	1,208,662

Wireless Equipment-1.7%

QUALCOMM, Inc.	30,900	1,371,033

Total Long-Term Investment Securities
(cost $88,610,330)		82,222,988

REPURCHASE AGREEMENT-2.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,621,000)	$1,621,000	1,621,000

TOTAL INVESTMENTS
(cost $90,231,330) (2)	101.4%	83,843,988
Liabilities in excess of other assets	(1.4)	(1,153,014)

NET ASSETS	100.0%	$82,690,974

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-63.7%
Aerospace/Defense-1.7%

Boeing Co.	12,000	$788,640
General Dynamics Corp.	7,400	623,080
Lockheed Martin Corp.	3,200	315,712
Raytheon Co.	7,600	427,728

		2,155,160

Aerospace/Defense-Equipment-0.4%

United Technologies Corp.	7,100	438,070

Agricultural Chemicals-0.9%

Monsanto Co.	8,500	1,074,740

Applications Software-1.8%

Microsoft Corp.	79,778	2,194,693

Banks-Commercial-0.3%

M&T Bank Corp.	5,200	366,808

Banks-Fiduciary-1.0%

The Bank of New York Mellon Corp.	33,416	1,264,127

Banks-Super Regional-0.8%

Bank of America Corp.	22,588	539,176
Wells Fargo & Co.	20,000	475,000

		1,014,176

Beverages-Non-alcoholic-1.6%

PepsiCo, Inc.	31,200	1,984,008

Brewery-0.4%

Anheuser-Busch Cos., Inc.	8,500	528,020

Cellular Telecom-0.5%

NII Holdings, Inc.†	13,100	622,119

Chemicals-Diversified-0.4%

E.I. du Pont de Nemours & Co.	11,700	501,813

Commercial Services-0.4%

AerCap Holdings NV†	9,200	116,196
Alliance Data Systems Corp.†	7,000	395,850

		512,046

Commercial Services-Finance-0.5%

Visa, Inc., Class A†	7,150	581,367

Computer Aided Design-0.2%

Autodesk, Inc.†	6,144	207,729

Computers-2.7%

Apple, Inc.†	7,500	1,255,800
Hewlett-Packard Co.	26,500	1,171,565
International Business Machines Corp.	3,900	462,267
Research In Motion Ltd.†	4,000	467,600

		3,357,232

Consumer Products-Misc.-0.4%

Kimberly-Clark Corp.	9,100	543,998

Cosmetics & Toiletries-1.3%

Procter & Gamble Co.	26,800	1,629,708

Data Processing/Management-0.4%

Fiserv, Inc.†	11,500	521,755

Diagnostic Kits-0.2%

Inverness Medical Innovations, Inc.†	5,800	192,386

Diversified Manufacturing Operations-2.4%

Danaher Corp.	10,200	788,460
Dover Corp.	8,790	425,172
General Electric Co.	67,700	1,806,913

		3,020,545

Diversified Minerals-0.3%

Cia Vale do Rio Doce ADR	11,400	408,348

E-Commerce/Services-0.2%

eBay, Inc.†	10,100	276,033

Electric Products-Misc.-0.7%

AMETEK, Inc.	8,934	421,863
Emerson Electric Co.	10,000	494,500

		916,363

Electric-Integrated-1.9%

FPL Group, Inc.	9,700	636,126
PG&E Corp.	13,700	543,753
Southern Co.	17,300	604,116
Xcel Energy, Inc.	30,100	604,107

		2,388,102

Electronic Components-Semiconductors-1.9%

Broadcom Corp., Class A†	12,100	330,209
Intel Corp.	58,800	1,263,024
MEMC Electronic Materials, Inc.†	4,900	301,546
Texas Instruments, Inc.	14,800	416,768

		2,311,547

Electronic Forms-0.4%

Adobe Systems, Inc.†	12,100	476,619

Electronic Measurement Instruments-0.4%

Agilent Technologies, Inc.†	14,000	497,560

Electronics-Military-0.3%

L-3 Communications Holdings, Inc.	4,100	372,567

Enterprise Software/Service-0.6%

Oracle Corp.†	32,400	680,400

Finance-Credit Card-0.4%

American Express Co.	12,500	470,875

Finance-Investment Banker/Broker-2.3%

Citigroup, Inc.	37,788	633,327
JPMorgan Chase & Co.	21,900	751,389
Morgan Stanley	18,200	656,474
The Charles Schwab Corp.	20,900	429,286
The Goldman Sachs Group, Inc.	2,084	364,491

		2,834,967

Finance-Mortgage Loan/Banker-0.3%

Federal National Mortgage Assoc.	20,300	396,053

Finance-Other Services-0.2%

CME Group, Inc.	675	258,653

Food-Misc.-0.4%

Kraft Foods, Inc., Class A	19,128	544,192

Independent Power Producer-0.0%

Mirant Corp.†	186	7,282

Instruments-Scientific-0.7%

Thermo Fisher Scientific, Inc.†	15,500	863,815

Insurance-Multi-line-1.3%

Allstate Corp.	12,400	565,316
Assurant, Inc.	7,900	521,084
MetLife, Inc.	9,500	501,315

		1,587,715

Insurance-Property/Casualty-0.6%

Chubb Corp.	14,700	720,447

Internet Infrastructure Software-0.3%

Akamai Technologies, Inc.†	10,000	347,900

Investment Management/Advisor Services-1.0%

Ameriprise Financial, Inc.	12,000	488,040
Invesco, Ltd.	31,800	762,564

		1,250,604

Machinery-Farming-0.3%

Deere & Co.	5,000	360,650

Medical Instruments-0.5%

Medtronic, Inc.	12,900	667,575

Medical Products-1.7%

Johnson & Johnson	25,800	1,659,972
Zimmer Holdings, Inc.†	6,950	472,947

		2,132,919

Medical-Biomedical/Gene-2.0%

Celgene Corp.†	7,100	453,477
Genentech, Inc.†	6,600	500,940
Genzyme Corp.†	7,400	532,948
Gilead Sciences, Inc.†	18,600	984,870

		2,472,235

Medical-Drugs-2.1%

Abbott Laboratories	17,500	926,975
Merck & Co., Inc.	9,800	369,362
Pfizer, Inc.	41,714	728,744
Schering-Plough Corp.	8,074	158,977
Wyeth	9,200	441,232

		2,625,290

Medical-Generic Drugs-0.5%

Barr Pharmaceuticals, Inc.†	5,000	225,400
Mylan, Inc.†	27,800	335,546

		560,946

Medical-HMO-0.6%

Aetna, Inc.	9,400	380,982
UnitedHealth Group, Inc.	15,100	396,375

		777,357

Medical-Wholesale Drug Distribution-0.2%

Cardinal Health, Inc.	4,300	221,794

Metal-Aluminum-0.4%

Alcoa, Inc.	15,200	541,424

Metal-Diversified-0.6%

Freeport-McMoRan Copper & Gold, Inc.	6,000	703,140

Multimedia-1.5%

News Corp., Class A	58,214	875,539
Time Warner, Inc.	62,200	920,560

		1,796,099

Networking Products-0.9%

Cisco Systems, Inc.†	46,400	1,079,264

Non-Hazardous Waste Disposal-0.5%

Waste Management, Inc.	16,600	625,986

Oil Companies-Exploration & Production-2.0%

Apache Corp.	5,900	820,100
Occidental Petroleum Corp.	6,500	584,090
Ultra Petroleum Corp.†	2,500	245,500
XTO Energy, Inc.	11,200	767,312

		2,417,002

Oil Companies-Integrated-4.9%

Chevron Corp.	13,328	1,321,205
ConocoPhillips	13,300	1,255,387
Exxon Mobil Corp.	27,700	2,441,201
Marathon Oil Corp.	19,400	1,006,278

		6,024,071

Oil Field Machinery & Equipment-0.4%

Cameron International Corp.†	4,500	249,075
National-Oilwell Varco, Inc.†	2,800	248,416

		497,491

Oil-Field Services-2.2%

Halliburton Co.	14,500	769,515
Schlumberger, Ltd.	9,200	988,356
Transocean, Inc.†	4,283	652,686
Weatherford International, Ltd.†	5,100	252,909

		2,663,466

Paper & Related Products-0.4%

International Paper Co.	22,800	531,240

Retail-Apparel/Shoe-1.0%

American Eagle Outfitters, Inc.	53,300	726,479
Limited Brands, Inc.	32,000	539,200

		1,265,679

Retail-Consumer Electronics-0.2%

Best Buy Co., Inc.	6,600	261,360

Retail-Discount-1.1%

Target Corp.	18,100	841,469
Wal-Mart Stores, Inc.	9,000	505,800

		1,347,269

Retail-Drug Store-1.0%

CVS Caremark Corp.	31,061	1,229,084

Retail-Office Supplies-0.4%

Staples, Inc.	20,200	479,750

Retail-Regional Department Stores-0.3%

Kohl’s Corp.†	7,700	308,308

Telecom Equipment-Fiber Optics-0.5%

Corning, Inc.	25,600	590,080

Telephone-Integrated-1.8%

AT&T, Inc.	32,435	1,092,735
Verizon Communications, Inc.	32,000	1,132,800

		2,225,535

Tobacco-1.0%

Altria Group, Inc.	28,300	581,848
Philip Morris International, Inc.	12,000	592,680

		1,174,528

Web Portals/ISP-1.1%

Google, Inc., Class A†	2,600	1,368,692

Wireless Equipment-0.8%

QUALCOMM, Inc.	21,550	956,173

X-Ray Equipment-0.3%

Hologic, Inc.†	19,600	427,280

Total Common Stock (cost $78,678,139)		78,652,229

PREFERRED STOCK-0.6%
Banks-Money Center-0.1%

Santander Finance Preferred SA(1) 4.00%	8,400	139,440

Banks-Super Regional-0.1%

Wachovia Capital Trust IX 6.38%	3,100	53,289

Diversified Financial Services-0.3%

General Electric Capital Corp. 8.00%(2)	14,000	325,500

Special Purpose Entity-0.1%

Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	9,200	163,852

Total Preferred Stock (cost $853,994)		682,081

ASSET BACKED SECURITIES-4.1%
Diversified Financial Services-4.1%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$80,000	72,479
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(5)(6)	327,449	304,762
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(5)(6)	314,701	253,315
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	165,000	160,086
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.08% due 07/25/37(5)(6)	246,551	233,617
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(3)(6)	12,000	10,878
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)(6)	15,000	15,322
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	674,000	661,846
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34(6)	928,000	483,358
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 10/25/36(6)	920,000	495,319
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(3)	55,000	52,628
GMAC Commercial Mtg. Securities, Inc. Series 2003-2, Class A2 5.41% due 05/10/40(3)(6)	3,000	2,970
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	334,000	301,250
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(3)(6)	271,000	261,557
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	14,000	14,671
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15* (12)	350,000	308,000
Providian Master Note Trust Series 2006-C1A, Class C1 3.02% due 03/16/15*(1)	550,000	388,266
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.12% due 10/15/12(1)	439,937	416,967
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)(5)	385,399	372,426
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	195,535	186,821

Total Asset Backed Securities (cost $6,249,130)		4,996,538

CORPORATE BONDS & NOTES-12.5%
Advertising Services-0.0%
R.H. Donnelley Corp. Company Guar. Notes 11.75% due 05/15/15*	1,410	1,276

Aerospace/Defense-Equipment-0.1%

United Technologies Corp. Senior Notes 4.88% due 05/01/15	82,000	81,509
United Technologies Corp. Notes 6.13% due 07/15/38	36,000	36,162

		117,671

Agricultural Chemicals-0.1%

Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	40,000	38,501
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	10,000	10,213
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	25,000	24,500
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	45,000	47,025

		120,239

Airlines-0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	70,000	60,900
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	41,631	37,468

		98,368

Auto-Cars/Light Trucks-0.1%

Ford Motor Co. Debentures 6.38% due 02/01/29	60,000	31,500
General Motors Corp. Debentures 8.25% due 07/15/23	40,000	23,300

		54,800

Auto/Truck Parts & Equipment-Original-0.0%

Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	52,000	52,586

Banks-Commercial-0.7%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	28,000	27,804
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	70,000	57,253
Credit Suisse New York Senior Notes 5.00% due 05/15/13	99,000	96,343
First Maryland Capital II Company Guar. Notes 3.72% due 02/01/27(1)	196,000	132,211
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39	70,000	70,621
KeyBank NA Sub. Notes 5.45% due 03/03/16	54,000	41,101
KeyBank NA Sub. Notes 7.41% due 10/15/27	40,000	37,245
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	99,000	96,294
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	55,000	55,778
Sovereign Bank Sub. Notes 8.75% due 05/30/18	52,000	49,594
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	113,831
US Bank NA Notes 3.90% due 08/15/08	38,000	38,005

		816,080

Banks-Fiduciary-0.1%
State Street Capital Trust IV Company Guar. Bonds 3.78% due 06/15/37(1)	80,000	61,419

Banks-Super Regional-0.3%

Bank of America Corp. Senior Notes 4.90% due 05/01/13	49,000	47,288
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	85,000	86,181
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38	39,000	31,594
Huntington Capital Trust I Company Guar. Bonds 3.60% due 02/01/27(1)	60,000	36,899
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(4)	45,000	34,824
Wachovia Corp. Notes 5.50% due 05/01/13	59,000	56,469
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	89,000	89,499

		382,754

Broadcast Services/Program-0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	35,000	30,450

Building-Residential/Commercial-0.0%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	41,000	40,231

Cable TV-0.2%

CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	64,000	61,920
CCH II LLC/CCH II Capital Corp. Company Guar. Notes, Series B 10.25% due 09/15/10	11,000	10,615
CCH I LLC/CCH I Holdings Capital Corp Company Guar. Notes 11.00% due 10/01/15	28,000	20,580
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	87,000	85,173
COX Communications, Inc. Senior Bonds 6.95% due 06/01/38*	23,000	22,489
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	70,000	69,570

		270,347

Casino Hotels-0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	95,000	76,950
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	45,000	44,775

		121,725

Casino Services-0.0%

Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	30,000	27,300

Cellular Telecom-0.1%

Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(1)	50,000	48,250
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	40,125
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(1)	15,000	15,037
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(1)	5,000	5,038

		108,450

Chemicals-Diversified-0.1%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	38,000	38,080
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	69,000	69,778

		107,858

Chemicals-Specialty-0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	60,000	54,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	85,000	63,325

		118,225

Commercial Services-Finance-0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	161,000	160,122

Computer Services-0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	27,450

Computers-Periphery Equipment-0.0%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	35,000	34,375

Containers-Paper/Plastic-0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	30,000	26,175
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	125,000	100,000

		126,175

Cosmetics & Toiletries-0.0%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	30,000	29,866

Direct Marketing-0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	45,000	39,600

Diversified Financial Services-0.2%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	50,000	49,185
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	80,000	81,964
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	124,000	112,377
LVB Acquisition Merger Sub, Inc. Company Guar. Notes 10.38% due 10/15/17	40,000	42,400

		285,926

Diversified Manufacturing Operations-0.1%

Cooper US, Inc. Senior Notes 5.45% due 04/01/15	41,000	41,283
General Electric Co. Senior Notes 5.25% due 12/06/17	77,000	74,022

		115,305

Diversified Operations-0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	31,000	21,868

Electric-Generation-0.2%

Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	110,000	111,325
The AES Corp. Senior Notes 8.00% due 10/15/17	60,000	58,800
The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	87,975

		258,100

Electric-Integrated-1.3%

Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	58,000	58,717
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	21,000	20,510
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11(4)	109,000	99,763
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	41,000	41,343
DTE Energy Co. Senior Notes 7.05% due 06/01/11	75,000	77,704
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	70,000	68,300
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	190,645
Exelon Corp. Senior Notes 6.75% due 05/01/11	52,000	53,421
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	66,060	67,784
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	31,000	31,485
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	105,270	106,413
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	30,000	30,975
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	40,254	44,279
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	43,000	38,135
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	82,000	79,252
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	55,000	56,015
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	67,000	63,691
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	69,260
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	212,000	201,761
Sierra Pacific Power Co. Bonds 6.75% due 07/01/37	90,000	87,953
Southern Energy, Inc. Notes 7.90% due 07/15/09†(11)(12)(15)	150,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	47,000	44,444
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	35,000	34,300
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	25,000	24,500
Union Electric Co. 1st. Mortgage Bonds 6.70% due 02/01/19	60,000	60,775

		1,651,425

Electronic Components-Semiconductors-0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	98,802
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(1)	10,000	7,300

		106,102

Electronic Measurement Instruments-0.1%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	88,000	85,715

Electronics-Military-0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	20,000	18,700

Finance-Auto Loans-0.2%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	105,000	95,632
GMAC LLC Senior Notes 6.88% due 09/15/11	120,000	86,229
GMAC LLC Senior Notes 6.88% due 08/28/12	88,000	60,260

		242,121

Finance-Commercial-0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	80,000	79,372

Finance-Consumer Loans-0.0%

SLM Corp. Senior Notes 8.45% due 06/15/18	30,000	28,780

Finance-Credit Card-0.2%

American Express Credit Corp. Senior Notes 5.88% due 05/02/13	82,000	81,522
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	65,000	57,300
MBNA America Bank NA Senior Notes 7.13% due 11/15/12	41,000	43,750

		182,572

Finance-Investment Banker/Broker-0.9%

Citigroup, Inc. Senior Notes 5.00% due 09/15/14	40,000	37,047
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	70,000	68,281
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	52,000	51,468
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	40,000	34,014
Citigroup, Inc. Junior Sub. Notes 8.40% due 04/30/18(4)	33,000	31,370
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	120,000	119,624
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	32,464
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	56,000	54,937
JPMorgan Chase & Co. Sub. Notes 7.90% due 04/30/18(4)	70,000	65,635
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16	26,000	23,481
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38	43,000	39,886
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15	57,000	60,581
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	62,000	60,680
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	100,000	93,747
Morgan Stanley Senior Notes 5.38% due 10/15/15	32,000	29,277
Morgan Stanley Senior Notes 6.00% due 04/28/15	40,000	38,241
Morgan Stanley Senior Notes 6.60% due 04/01/12	40,000	40,669
Morgan Stanley Senior Notes 6.63% due 04/01/18	42,000	39,796
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(6)	19,000	17,196
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	6,000	5,925
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	55,000	53,153
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09	40,000	41,349
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	31,000	28,357

		1,067,178

Food-Misc.-0.1%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	40,000	40,358
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	38,000	38,048
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39	68,000	65,992

		144,398

Funeral Services & Related Items-0.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	28,425

Gambling (Non-Hotel)-0.0%

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	25,000	19,813

Home Furnishings-0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	21,500
Simmons Co. Senior Notes 10.00% due 12/15/14(2)	11,000	8,085

		29,585

Hotel/Motels-0.0%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	35,000	33,007

Independent Power Producer-0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	84,712

Insurance Brokers-0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	60,000	59,598
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	40,000	40,402
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	21,500

		121,500

Insurance-Life/Health-0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	134,000	135,643
Cigna Corp. Senior Notes 6.35% due 03/15/18	40,000	40,025
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	58,000	57,515
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	40,000	37,565
Monumental Global Funding II Notes 5.65% due 07/14/11*	66,000	67,040
Prudential Financial, Inc. Junior Sub. Notes 8.88% due 06/15/38(6)	30,000	29,992

		367,780

Insurance-Multi-line-0.1%

MetLife Capital Trust X Debentures 9.25% due 04/08/38*(6)	75,000	80,760

Insurance-Mutual-0.0%

Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(6)	45,000	43,088

Insurance-Property/Casualty-0.1%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	64,000	61,635
Chubb Corp. Senior Notes 6.50% due 05/15/38	33,000	31,535
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	38,000	35,323
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,520

		131,013

Insurance-Reinsurance-0.1%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	80,000	79,130

Investment Management/Advisor Services-0.0%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	51,000	51,167

Medical Products-0.1%

Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	50,000	53,000
Johnson & Johnson Senior Notes 5.85% due 07/15/38	85,000	86,447

		139,447

Medical-Drugs-0.3%

American Home Products Corp. Senior Notes 6.95% due 03/15/11	123,000	130,207
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	41,000	40,698
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	57,000	55,667
Wyeth Bonds 5.50% due 02/01/14	126,000	127,019

		353,591

Medical-HMO-0.1%

Humana, Inc. Senior Bonds 8.15% due 06/15/38	35,000	35,270
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	35,000	34,838
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	37,000	35,013
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	21,000	20,754
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	35,000	30,262

		156,137

Medical-Hospitals-0.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	80,000	80,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	55,000	47,712
HCA, Inc. Senior Notes 9.13% due 11/15/14	25,000	25,563
HCA, Inc. Senior Notes 9.25% due 11/15/16	140,000	144,200

		297,975

Medical-Wholesale Drug Distribution-0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	56,000	55,876

Metal Processors & Fabrication-0.1%

Timken Co. Notes 5.75% due 02/15/10	96,000	96,089

Metal-Aluminum-0.1%

Alcoa, Inc. Senior Notes 6.00% due 01/15/12	60,000	60,067
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	65,708

		125,775

Metal-Diversified-0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	40,000	42,200

Mining-0.0%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(1)	25,000	21,563

Multimedia-0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	60,000	58,368
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	205,000	216,091
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	80,000	82,294
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	71,000	72,293
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	99,000	107,143

		536,189

Non-Hazardous Waste Disposal-0.1%

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	56,000	57,460

Office Automation & Equipment-0.2%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	40,000	40,100
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	194,000	190,929

		231,029

Oil Companies-Exploration & Production-0.2%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	175,000	175,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	50,000	48,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	75,000	67,500

		290,500

Oil Companies-Integrated-0.1%

Hess Corp. Bonds 7.88% due 10/01/29	80,000	91,753

Oil Field Machinery & Equipment-0.1%

Cameron International Corp. Senior Notes 7.00% due 07/15/38	70,000	69,906

Oil Refining & Marketing-0.2%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	182,745
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	49,000	44,925

		227,670

Oil-Field Services-0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	15,000	14,513

Paper & Related Products-0.1%

Bowater, Inc. Senior Notes 6.50% due 06/15/13	75,000	47,250
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	30,000	28,200
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,400

		84,850

Physicians Practice Management-0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	55,000	54,588

Pipelines-0.5%

CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	130,000	137,072
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	95,000	95,475
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	60,000	61,468
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	45,000	44,325
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	56,000	53,043
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	70,000	71,002
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	90,000	95,400

		557,785

Publishing-Periodicals-0.0%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	20,000	19,750
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	25,000	18,250

		38,000

Radio-0.2%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	182,000	184,705

Real Estate Investment Trusts-0.2%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	100,000	91,461
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	60,000	58,163
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	35,000	29,716
Simon Property Group LP Senior Notes 6.13% due 05/30/18	35,000	34,048

		213,388

Recycling-0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(7)	45,000	35,831

Rental Auto/Equipment-0.1%

ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	90,000	74,860
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	40,000	32,000

		106,860

Research & Development-0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	38,500

Retail-Discount-0.0%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	41,000	40,285

Retail-Drug Store-0.1%

CVS Corp. Senior Notes 6.13% due 08/15/16	54,000	54,459
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	1,932	1,794

		56,253

Retail-Restaurants-0.0%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	45,000	38,925

Savings & Loans/Thrifts-0.5%

Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(4)	64,000	51,624
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	206,000	182,809
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	138,000	110,400
Washington Mutual Preferred Funding III Jr. Sub. Bonds 6.90% due 06/15/12*(4)	100,000	54,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	75,000	65,250
Western Financial Bank Senior Debentures 9.63% due 05/15/12	150,000	156,091

		620,174

Special Purpose Entities-0.5%

BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	93,000	89,146
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	45,000	38,700
Goldman Sachs Capital III Company Guar. Notes 3.45% due 09/01/12(1)(8)	121,000	85,840
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	5,000	5,025
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	23,000	23,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	20,000	18,100
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(1)	25,000	20,750
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	49,000	41,441
Pricoa Global Funding I Notes 5.30% due 09/27/13*	110,000	107,708
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	100,000	98,279
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	45,000	33,300

		561,289

Steel-Producers-0.2%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	130,000	131,796
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	60,000	55,634
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(1)	50,000	47,000
United States Steel Corp. Senior Notes 7.00% due 02/01/18	45,000	44,901

		279,331

Telecom Services-0.2%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	174,000	162,771
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	55,000	53,900
Qwest Corp. Senior Notes 7.50% due 10/01/14	65,000	62,562

		279,233

Telephone-Integrated-0.4%

AT&T Corp. Senior Notes 7.30% due 11/15/11	63,000	67,101
BellSouth Corp. Senior Notes 6.00% due 10/15/11	200,000	205,994
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,055
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	80,000	80,727
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	12,000	11,400
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	27,000	26,683
Verizon New York, Inc. Debentures 6.88% due 04/01/12	102,000	106,375

		511,335

Television-0.0%

ION Media Networks, Inc. Sec. Senior Notes 8.96% due 01/15/13*(1)	55,000	35,475
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	25,000	14,000

		49,475

Transport-Air Freight-0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	366,911	385,256

Transport-Rail-0.1%

CSX Corp. Senior Notes 6.25% due 04/01/15	40,000	40,136
CSX Corp. Senior Notes 6.25% due 03/15/18	59,000	56,796

		96,932

Transport-Services-0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	75,000	72,000

Travel Service-0.0%

Travelport LLC Company Guar. Notes 7.31% due 09/01/14(1)	21,000	16,800

Total Corporate Bonds & Notes (cost $16,001,778)		15,434,377

FOREIGN CORPORATE BONDS & NOTES-3.3%
Banks-Commercial-0.3%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	35,000	35,700
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)	80,000	68,203
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.86% due 12/30/09(1)(8)	109,000	66,490
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)	71,000	59,128
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)	40,000	28,488
HBOS PLC Sub. Notes 6.75% due 05/21/18*	51,000	48,775
NIB Capital Bank Bonds 5.82% due 12/11/13*(4)	71,000	36,644

		343,428

Banks-Money Center-0.1%

Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	145,000	145,291

Beverages-Wine/Spirits-0.1%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	125,000	122,773

Brewery-0.0%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	31,000	29,260

Broadcast Services/Program-0.1%

Grupo Televisa SA Senior Notes 6.00% due 05/15/18*	27,000	26,258
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	139,000	135,184

		161,442

Cellular Telecom-0.1%

America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	70,000	67,416
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10	35,000	36,574
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	57,000	55,452

		159,442

Containers-Metal/Glass-0.0%

Rexam PLC Bonds 6.75% due 06/01/13*	51,000	50,808

Cruise Lines-0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	70,000	61,950

Diversified Manufacturing Operations-0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	25,625
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	120,000	115,789

		141,414

Diversified Minerals-0.1%

Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	76,000	76,231

Diversified Operations-0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	140,000	144,117

Electric-Integrated-0.1%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	84,000	86,785
TransAlta Corp. Senior Notes 6.65% due 05/15/18	43,000	42,151

		128,936

Electronic Components-Misc.-0.0%

NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	9,000	7,830

Food-Retail-0.1%

Delhaize Group SA Senior Notes 6.50% due 06/15/17	90,000	90,785

Gas-Distribution-0.1%

Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	85,000	75,177

Insurance-Multi-line-0.1%

Aegon NV Sub. Bonds 4.21% due 07/15/14(1)(8)	156,000	93,756

Investment Companies-0.0%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	38,476

Medical-Drugs-0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(1)	15,000	13,050
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	55,000	40,700
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	35,875
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	38,800

		128,425

Multimedia-0.0%

Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	40,000	40,161

Oil Companies-Exploration & Production-0.1%

EnCana Corp. Sub. Notes 6.50% due 02/01/38	35,000	34,621
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	50,000	49,375

		83,996

Oil Companies-Integrated-0.1%

Petro-Canada Senior Notes 6.80% due 05/15/38	60,000	58,770
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	35,000	35,711

		94,481

Paper & Related Products-0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	45,000	26,550

Pipelines-0.2%

Enbridge, Inc. Bonds 5.80% due 06/15/14	183,000	181,833

Printing-Commercial-0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(9)(10)	30,000	14,400

Property Trust-0.0%

Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	50,000	49,068

Real Estate Operations & Development-0.1%

Brascan Corp. Notes 8.13% due 12/15/08	157,000	158,124

Special Purpose Entities-0.6%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	250,000	318,385
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	286,000	157,300
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/29/17*(4)	121,000	102,309
SovRisc BV Notes 4.63% due 10/31/08*	133,000	133,908

		711,902

Telecom Services-0.2%

TELUS Corp. Notes 8.00% due 06/01/11	238,000	255,532

Telecommunication Equipment-0.0%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	50,000	49,500

Telephone-Integrated-0.1%

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	115,000	117,268
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	56,000	56,904

		174,172

Transport-Marine-0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37*	121,000	103,386

Transport-Rail-0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	130,000	135,195

Water-0.1%

Veolia Environnement Notes 6.75% due 06/01/38	60,000	60,691

Total Foreign Corporate Bonds & Notes (cost $4,531,700)		4,138,532

FOREIGN GOVERNMENT AGENCIES-0.7%
Sovereign-0.7%

Federal Republic of Brazil Bonds 10.50% due 07/14/14	205,000	259,325
Republic of Argentina Bonds 3.09% due 08/03/12(1)	230,000	123,740
Republic of Argentina Notes 8.28% due 12/31/33	35,579	27,183
Republic of Turkey Senior Notes 11.88% due 01/15/30	180,000	252,900
Republic of Venezuela Notes 8.50% due 10/08/14	100,000	94,250
Republic of Venezuela Bonds 9.25% due 09/15/27	100,000	93,850

Total Foreign Government Agencies (cost $881,679)		851,248

U.S. GOVERNMENT AGENCIES-10.4%
Federal Home Loan Mtg. Corp.-5.6%

5.00% due 05/01/34	759,669	731,671
5.00% due 06/01/34	738,525	711,306
5.00% due 07/01/35	99,603	95,776
5.00% due 10/01/35	518,254	498,344
5.00% due 11/01/35	340,168	327,099
5.00% due 11/01/36	32,086	30,813
5.50% due 07/01/34	484,471	479,097
5.79% due 01/01/37(1)	216,712	220,297
5.81% due 01/01/37(1)	394,544	397,547
5.96% due 10/01/36(1)	519,507	527,459
6.00% due 12/01/33	84,159	85,577
6.00% due 10/01/37	339,986	343,804
6.50% due 03/01/36	243,677	251,516
6.50% due 05/01/36	7,555	7,798
7.00% due 04/01/32	127,252	134,376
REMIC
Series 3026, Class PC
4.50% due 01/15/34	620,000	592,157
Series 3102, Class PG
5.00% due 11/15/28	304,000	307,184
Series 3317, Class PD
5.00% due 09/15/31	390,000	389,352
Series 3116, Class PD
5.00% due 10/15/34	615,000	593,091
Series 3349, Class HB
5.50% due 06/15/31	232,000	234,958

		6,959,222

Federal National Mtg. Assoc.-4.1%

5.00% due 08/01/18	153,801	153,607
5.00% due 07/01/37	124,687	119,636
5.50% due 11/01/22	261,852	263,921
5.50% due 12/01/33	863,718	856,414
5.50% due 02/01/36(1)	270,539	275,172
5.50% due 11/01/36	257,751	254,524
5.50% due July TBA	700,000	689,937
6.00% due 12/01/33	77,696	78,836
6.00% due 11/01/36	562,569	563,796
6.00% due July TBA	700,000	706,125
6.50% due 09/01/32	250,892	260,453
6.50% due 07/01/36	103,155	106,344
6.50% due 10/01/37	334,491	344,762
REMIC
Series 2005-12, Class BE
5.00% due 11/25/30	385,000	384,861

		5,058,388

Government National Mtg. Assoc.-0.7%

5.50% due 05/15/33	438,729	438,442
5.50% due 12/15/33	317,978	317,769
7.50% due 01/15/32	111,083	119,475

		875,686

Total U.S. Government Agencies (cost $12,966,237)		12,893,296

U.S. GOVERNMENT TREASURIES-1.9%
United States Treasury Bonds-0.1%

4.75% due 02/15/37	110,000	113,592
5.00% due 05/15/37	29,000	31,166

		144,758

United States Treasury Notes-1.8%

2.75% due 02/28/13	45,000	43,931
2.88% due 01/31/13	496,000	487,514
3.38% due 06/30/13	66,000	66,119
3.50% due 02/15/18	97,000	93,370
3.88% due 05/15/18	67,000	66,459
4.25% due 11/15/17	450,000	459,668
4.50% due 11/15/15	200,000	210,625
4.50% due 02/15/16	101,000	106,247
4.88% due 06/30/09	700,000	717,117

		2,251,050

Total U.S. Government Treasuries (cost $2,443,046)		2,395,808

Total Long-Term Investment Securities (cost $122,605,703)		120,044,109

REPURCHASE AGREEMENTS-3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $1,891,018 and collateralized by $1,885,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.30% due 02/26/27 and having an approximate value of $1,932,125	1,891,000	1,891,000
State Street Bank & Trust Co. Joint Repurchase Agreement (13)	2,031,000	2,031,000

Total Repurchase Agreements (cost $3,922,000)		3,922,000

TOTAL INVESTMENTS (cost $126,527,703) (14)	100.4%	123,966,109
Liabilities in excess of other assets	(0.4)	(455,855)

NET ASSETS	100.0%	$123,510,254

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $3,829,714 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security – the rate reflected is as of June 30, 2008, maturity date reflects next reset date.
(5)	Collateralized Mortgage Obligation
(6)	Variable Rate Security – the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.
(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)	Illiquid Security
(12)	Fair valued security; see Note 1
(13)	See Note 2 for details of Joint Repurchase Agreement.
(14)	See Note 3 for cost of investments on a tax basis.
(15)	To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2008, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 07/15/09	01/10/2006	150,000	$0	$0	$0	0.00%

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investments Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date.

      The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-89.7%
Australia-4.2%

BHP Billiton, Ltd.	32,500	$1,361,522
Boart Longyear Group	637,500	1,362,840
CSL, Ltd.	28,600	978,801
Woolworths, Ltd.	38,280	897,244

		4,600,407

Bermuda-0.5%

Peace Mark Holdings, Ltd.	800,000	556,093

Brazil-4.1%

B2W Companhia Global Do Varejo	25,000	915,258
Banco Do Brasil SA	87,400	1,425,682
OGX Petroleo e Gas Participacoes SA	350	277,275
Petroleo Brasileiro SA ADR	26,800	1,898,244

		4,516,459

Canada-5.0%

Barrick Gold Corp.	45,200	2,066,070
Nexen, Inc.	14,500	578,180
Shaw Communications, Inc., Class B	49,200	1,004,554
Suncor Energy, Inc.	33,500	1,944,886

		5,593,690

Cayman Islands-0.5%

Hengan International Group Co., Ltd.	184,000	542,755

China-0.8%

China Coal Energy Co.	498,200	871,518

Denmark-1.2%

Carlsberg A/S	13,400	1,294,283

Egypt-0.7%

Orascom Construction Industries GDR	5,500	753,500

Finland-0.0%

Outokumpu Oyj	751	26,309

France-3.6%

Alstom	4,500	1,039,161
Suez SA	28,800	1,960,683
Vinci SA	15,400	945,615

		3,945,459

Germany-9.3%

Allianz SE	6,500	1,145,177
Bayer AG	13,900	1,169,965
E.ON AG	9,500	1,916,776
Fresenius Medical Care AG	33,400	1,841,059
K+S AG	1,600	922,754
MAN AG	6,800	754,899
Muenchener Rueckversicherungs-Gesellschaft AG	6,600	1,156,145
Siemens AG	12,100	1,343,467

		10,250,242

Greece-3.2%

Alapis Holding Industrial and Commercial SA†	399,600	1,094,722
National Bank of Greece SA	22,700	1,022,880
Piraeus Bank SA	52,300	1,421,254

		3,538,856

Hong Kong-1.8%

China Mobile, Ltd. ADR	17,400	1,164,930
Hong Kong & China Gas Co., Ltd.	365,150	868,240
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		2,033,170

India-0.6%

Infosys Technologies, Ltd. ADR	15,400	669,284

Indonesia-0.5%

PT Bakrie & Brothers Tbk†	10,059,500	578,258

Israel-2.4%

Israel Chemicals, Ltd.	67,800	1,579,806
Teva Pharmaceutical Industries, Ltd. ADR	24,300	1,112,940

		2,692,746

Italy-3.5%

Eni SpA	44,700	1,667,958
Finmeccanica SpA	44,500	1,168,652
Saipem SpA	21,800	1,023,856

		3,860,466

Japan-13.7%

Aioi Insurance Co., Ltd.	134,000	714,263
Fuji Heavy Industries, Ltd.	154,000	754,155
GS Yuasa Corp.	88,000	421,001
Hanwa Co., Ltd.	137,000	846,372
Honda Motor Co., Ltd.	36,400	1,237,500
Japan Steel Works, Ltd.	61,000	1,186,279
JFE Holdings, Inc.	19,700	992,560
Komatsu, Ltd.	36,900	1,028,620
Mitsubishi Corp.	45,700	1,506,333
Mitsui Matsushima Co., Ltd.	206,000	609,163
Nihon Nohyaku Co., Ltd.	101,000	967,340
Nintendo Co., Ltd.	1,800	1,015,398
Sumitomo Mitsui Financial Group, Inc.	250	1,881,151
Toshiba Corp.	131,000	965,984
Toyo Engineering Corp.	157,000	1,009,851

		15,135,970

Luxembourg-1.4%

ArcelorMittal	16,000	1,582,008

Mexico-1.0%

Empresas ICA SAB de CV†	173,400	1,085,820

Netherlands-0.7%

Fugro NV	9,800	837,057

Norway-2.3%

StatoilHydro ASA	41,500	1,547,328
Yara International ASA	10,900	965,189

		2,512,517

Russia-1.8%

OAO Gazprom ADR†	9,900	574,200
Uralkali GDR†	19,800	1,439,460

		2,013,660

Singapore-1.1%

CapitaLand, Ltd.	137,000	573,959
DBS Group Holdings, Ltd.	47,500	658,447

		1,232,406

South Africa-0.8%

Exxaro Resources, Ltd.	47,800	881,828

South Korea-2.9%

Hyundai Steel Co.	12,100	911,505
LG Electronics, Inc.	10,400	1,178,146
Shinhan Financial Group Co., Ltd.	24,400	1,103,313

		3,192,964

Spain-3.1%

Banco Santander Central Hispano SA	84,300	1,548,915
Indra Sistemas SA	42,500	1,105,422
Telefonica SA	29,200	776,041

		3,430,378

Sweden-1.5%

Hennes & Mauritz AB, Class B	31,800	1,723,999

Switzerland-5.3%

Compagnie Financiere Richemont SA	12,600	701,816
Nestle SA	65,000	2,937,105
Zurich Financial Services AG	8,600	2,201,459

		5,840,380

Taiwan-2.2%

Compal Electronics, Inc. GDR	254,000	1,318,260
Hon Hai Precision Industry Co., Ltd. GDR	108,000	1,076,760

		2,395,020

Thailand-0.9%

Bangkok Bank PCL	276,000	982,324

United Kingdom-9.1%

Autonomy Corp PLC†	46,400	837,804
BP PLC	154,000	1,789,089
HSBC Holdings PLC	63,700	984,278
Prudential PLC	111,900	1,187,993
Rio Tinto PLC	7,300	873,738
Smith & Nephew PLC	136,600	1,507,360
Vodafone Group PLC	971,300	2,885,580

		10,065,842

United States-0.0%

SoftBrands, Inc.†	40	41

Total Common Stock (cost $97,097,160)		99,235,709

EXCHANGE TRADED FUNDS-3.3%
France - 1.9%

streetTRACKS MSCI Europe†	11,400	2,045,618

United States - 1.4%

iShares MSCI Canada Index Fund	46,700	1,552,308

Total Exchange Traded Funds (cost $3,654,988)		3,597,926

Total Long-Term Investment Securities (cost $100,752,148)		102,833,635

Repurchase Agreement-2.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 06/30/08, to be repurchased 07/01/08 in the amount of $3,097,030 and collateralized by $3,085,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.30% due 02/26/27 and having an approximate value of $3,162,125 (cost $3,097,000)	$3,097,000	3,097,000

TOTAL INVESTMENTS — (cost $103,849,148)(3)	95.8%	105,930,635
Other assets less liabilities	4.2	4,644,507

NET ASSETS —	100.0%	$110,575,142

†	Non-income producing security
(1)	Fair valued security. See Note 1
(2)	Illiquid Security
(3)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

GDR – Global Depository Receipt

See Notes to Portfolio of Investments

Industry Allocation*

Banks-Commercial	9.0%
Oil Companies-Integrated	8.0
Cellular Telecom	3.7
Electric-Integrated	3.5
Chemicals-Diversified	3.3
Index Fund	3.3
Steel-Producers	3.1
Agricultural Chemicals	3.0
Insurance-Multi-line	3.0
Repurchase Agreement	2.8
Food-Misc.	2.7
Engineering/R&D Services	2.1
Coal	2.1
Electric Products-Misc.	1.9
Non-Ferrous Metals	1.9
Medical Products	1.9
Building-Heavy Construction	1.8
Auto-Cars/Light Trucks	1.8
Oil-Field Services	1.7
Dialysis Centers	1.7
Machinery-General Industrial	1.6
Retail-Apparel/Shoe	1.6
Import/Export	1.4
Oil Companies-Exploration & Production	1.3
Diversified Minerals	1.2
Diversified Manufacturing Operations	1.2
Computers	1.2
Brewery	1.2
Insurance-Life/Health	1.1
Machinery-Material Handling	1.1
Aerospace/Defense	1.1
Insurance-Reinsurance	1.0
Medical-Generic Drugs	1.0
Computer Services	1.0
Diversified Financial Services	1.0
Medical-Wholesale Drug Distribution	1.0
Electronic Components-Misc.	1.0
Machinery-Construction & Mining	0.9
Toys	0.9
Cable TV	0.9
Medical-Drugs	0.9
E-Commerce/Products	0.8
Metal-Diversified	0.8
Food-Retail	0.8
Gas-Distribution	0.8
Distribution/Wholesale	0.8
Enterprise Software/Service	0.8
Telephone-Integrated	0.7
Building & Construction-Misc.	0.7
Insurance-Property/Casualty	0.6
Retail-Jewelry	0.6
Applications Software	0.6
Metal Processors & Fabrication	0.5
Real Estate Operations & Development	0.5
Miscellaneous Manufacturing	0.5
Batteries/Battery Systems	0.4

95.8%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK-96.2%
Aerospace/Defense-2.9%

Boeing Co.	28,500	$1,873,020
General Dynamics Corp.	31,600	2,660,720

		4,533,740

Applications Software-2.0%

Microsoft Corp.	112,700	3,100,377

Banks-Commercial-1.0%

M&T Bank Corp.	21,300	1,502,502

Banks-Fiduciary-2.0%

The Bank of New York Mellon Corp.	80,083	3,029,540

Banks-Super Regional-2.8%

Bank of America Corp.	95,400	2,277,198
Wells Fargo & Co.	83,600	1,985,500

		4,262,698

Beverages-Non-alcoholic-1.6%

PepsiCo, Inc.	38,800	2,467,292

Brewery-1.4%

Anheuser-Busch Cos., Inc.	35,600	2,211,472

Chemicals-Diversified-1.4%

E.I. du Pont de Nemours & Co.	49,300	2,114,477

Computers-1.1%

Hewlett-Packard Co.	37,800	1,671,138

Consumer Products-Misc.-1.5%

Kimberly-Clark Corp.	38,200	2,283,596

Cosmetics & Toiletries-1.4%

Procter & Gamble Co.	37,100	2,256,051

Diversified Manufacturing Operations-2.9%

General Electric Co.	168,000	4,483,920

Electric-Integrated-6.6%

FPL Group, Inc.	41,500	2,721,570
PG&E Corp.	57,800	2,294,082
Southern Co.	73,700	2,573,604
Xcel Energy, Inc.	128,200	2,572,974

		10,162,230

Electronic Components-Semiconductors-1.1%

Intel Corp.	78,500	1,686,180

Finance-Credit Card-1.3%

American Express Co.	52,500	1,977,675

Finance-Investment Banker/Broker-5.6%

Citigroup, Inc.	161,100	2,700,036
JPMorgan Chase & Co.	91,400	3,135,934
Morgan Stanley	77,300	2,788,211

		8,624,181

Finance-Mortgage Loan/Banker-1.1%

Federal National Mortgage Assoc.	85,900	1,675,909

Food-Misc.-1.5%

Kraft Foods, Inc., Class A	81,157	2,308,917

Insurance-Multi-line-2.9%

Allstate Corp.	51,500	2,347,885
MetLife, Inc.	40,000	2,110,800

		4,458,685

Insurance-Property/Casualty-2.0%

Chubb Corp.	62,500	3,063,125

Investment Management/Advisor Services-2.8%

Ameriprise Financial, Inc.	50,800	2,066,036
Invesco, Ltd.	92,900	2,227,742

		4,293,778

Machinery-Farming-1.0%

Deere & Co.	20,600	1,485,878

Medical Products-2.1%

Johnson & Johnson	51,400	3,307,076

Medical-Drugs-5.7%

Abbott Laboratories	43,900	2,325,383
Merck & Co., Inc.	40,400	1,522,676
Pfizer, Inc.	178,100	3,111,407
Wyeth	38,000	1,822,480

		8,781,946

Medical-HMO-1.0%

Aetna, Inc.	39,600	1,604,988

Metal-Aluminum-1.4%

Alcoa, Inc.	62,900	2,240,498

Metal-Diversified-1.0%

Freeport-McMoRan Copper & Gold, Inc.	12,800	1,500,032

Multimedia-3.1%

News Corp., Class A	144,000	2,165,760
Time Warner, Inc.	175,700	2,600,360

		4,766,120

Non-Hazardous Waste Disposal-1.7%

Waste Management, Inc.	70,400	2,654,784

Oil Companies-Exploration & Production-3.1%

Apache Corp.	17,300	2,404,700
Occidental Petroleum Corp.	27,200	2,444,192

		4,848,892

Oil Companies-Integrated-14.4%

Chevron Corp.	55,700	5,521,541
ConocoPhillips	56,300	5,314,157
Exxon Mobil Corp.	80,900	7,129,717
Marathon Oil Corp.	81,400	4,222,218

		22,187,633

Paper & Related Products-1.4%

International Paper Co.	94,300	2,197,190

Retail-Apparel/Shoe-2.8%

American Eagle Outfitters, Inc.	151,700	2,067,671
Limited Brands, Inc.	135,500	2,283,175

		4,350,846

Retail-Discount-1.5%

Target Corp.	49,200	2,287,308

Telephone-Integrated-6.0%

AT&T, Inc.	135,450	4,563,310
Verizon Communications, Inc.	132,500	4,690,500

		9,253,810

Tobacco-3.1%

Altria Group, Inc.	117,000	2,405,520
Philip Morris International, Inc.	49,900	2,464,561

		4,870,081

Total Long-Term Investment Securities
(cost $159,247,778)		148,504,565

REPURCHASE AGREEMENT-2.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,017,000)	$3,017,000	3,017,000

TOTAL INVESTMENTS
(cost $162,264,778) (2)	98.2%	151,521,565
Other assets less liabilities	1.8	2,767,779

NET ASSETS	100.0%	$154,289,344

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Disciplined Growth Fund

PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 93.9%
Advertising Sales — 0.5%
Focus Media Holding, Ltd. ADR†	11,000	$304,920

Agricultural Chemicals — 3.3%
Monsanto Co.	2,500	316,100
Potash Corp. of Saskatchewan, Inc.	5,000	1,142,850
Syngenta AG ADR	10,000	647,000

		2,105,950

Banks-Commercial — 1.1%
M&T Bank Corp.	10,000	705,400

Beverages-Non-alcoholic — 1.8%
Hansen Natural Corp.†	40,000	1,152,800

Casino Services — 5.1%
Scientific Games Corp., Class A†	110,000	3,258,200

Coal — 4.5%
Peabody Energy Corp.	10,000	880,500
Walter Industries, Inc.	18,000	1,957,860

		2,838,360

Commercial Services — 1.5%
Quanta Services, Inc.†	28,000	931,560

Commercial Services-Finance — 1.3%
Visa, Inc., Class A†	10,000	813,100

Computers — 5.9%
Apple, Inc.†	9,700	1,624,168
Research In Motion Ltd.†	18,000	2,104,200

		3,728,368

Computers-Integrated Systems — 1.0%
Brocade Communications Systems, Inc.†	78,000	642,720

Computers-Periphery Equipment — 0.5%
Synaptics, Inc.†	8,000	301,840

Diagnostic Equipment — 2.0%
Cepheid, Inc.†	45,000	1,265,400

Diversified Manufacturing Operations — 1.5%
Harsco Corp.	18,000	979,380

Diversified Minerals — 1.0%
Teck Cominco, Ltd., Class B	13,000	623,350

E-Marketing/Info — 0.8%
Constant Contact, Inc.†	28,700	540,995

Electric Products-Misc. — 0.5%
GrafTech International, Ltd.†	12,000	321,960

Electronic Components-Semiconductors — 5.2%
Intel Corp.	55,000	1,181,400
MEMC Electronic Materials, Inc.†	5,000	307,700
Monolithic Power Systems, Inc.†	42,000	908,040
NVIDIA Corp.†	32,000	599,040
ON Semiconductor Corp.†	35,000	320,950

		3,317,130

Electronic Forms — 1.0%
Adobe Systems, Inc.†	16,000	630,240

Energy-Alternate Sources — 1.7%
First Solar, Inc.†	1,500	409,230
JA Solar Holdings Co., Ltd. ADR†	39,000	657,150

		1,066,380

Engineering/R&D Services — 1.6%
ABB, Ltd. ADR†	24,000	679,680
McDermott International, Inc.†	5,000	309,450

		989,130

Finance-Investment Banker/Broker — 1.0%
The Goldman Sachs Group, Inc.	3,500	612,150

Food-Misc. — 4.2%
Cal-Maine Foods, Inc.	81,000	2,672,190

Footwear & Related Apparel — 1.1%
Deckers Outdoor Corp.†	5,000	696,000

Insurance-Multi-line — 0.5%
Allstate Corp.	7,000	319,130

Internet Content-Information/News — 0.9%
Baidu.com ADR†	1,750	547,680

Medical Products — 2.2%
Baxter International, Inc.	11,200	716,128
Becton Dickinson & Co.	8,000	650,400

		1,366,528

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	13,800	632,040

Metal Processors & Fabrication — 2.3%
Kaydon Corp.	28,000	1,439,480

Metal-Aluminum — 0.4%
Alcoa, Inc.	7,500	267,150

Metal-Diversified — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	7,000	820,330

Metal-Iron — 1.8%
Cleveland-Cliffs, Inc.	9,400	1,120,386

Mining — 4.8%
Agnico-Eagle Mines, Ltd.	20,000	1,487,400
Kinross Gold Corp.	66,000	1,558,260

		3,045,660

Oil Companies-Exploration & Production — 3.1%
Chesapeake Energy Corp.	15,000	989,400
Devon Energy Corp.	8,000	961,280

		1,950,680

Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	5,800	511,154

Oil Field Machinery & Equipment — 4.3%
Cameron International Corp.†	18,000	996,300
National-Oilwell Varco, Inc.†	19,200	1,703,424

		2,699,724

Oil-Field Services — 3.1%
Global Industries, Ltd.†	19,000	340,670
Schlumberger, Ltd.	9,000	966,870
Transocean, Inc.†	4,500	685,755

		1,993,295

Pastoral & Agricultural — 0.6%
AgFeed Industries, Inc.†	25,000	374,250

Power Converter/Supply Equipment — 1.6%
Capstone Turbine Corp.†	240,000	1,005,600

Precious Metals — 1.0%
Pan American Silver Corp.†	19,000	657,020

Printing-Commercial — 2.5%
Valassis Communications, Inc.†	125,000	1,565,000

Retail-Apparel/Shoe — 3.1%
Aeropostale, Inc.†	24,000	751,920
Guess?, Inc.	32,000	1,198,400

		1,950,320

Retail-Discount — 2.2%
Costco Wholesale Corp.	20,000	1,402,800

Retail-Drug Store — 1.1%
CVS Caremark Corp.	17,000	672,690

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.†	18,000	317,880

Semiconductor Equipment — 0.5%
ASML Holding NV	13,000	317,200

Steel Pipe & Tube — 1.1%
Valmont Industries, Inc.	6,500	677,885

Steel-Producers — 1.5%
United States Steel Corp.	5,000	923,900

Toys — 1.0%
Marvel Entertainment, Inc.†	20,000	642,800

Wire & Cable Products — 1.5%
Fushi Copperweld, Inc.†	40,000	949,200

Wireless Equipment — 1.1%
QUALCOMM, Inc.	16,400	727,668

Total Long-Term Investment Securities
(cost $55,987,332)		59,394,973

REPURCHASE AGREEMENT — 4.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,122,000)	$3,122,000	3,122,000

TOTAL INVESTMENTS
(cost $59,109,332) (2)	98.8%	62,516,973
Other assets less liabilities	1.2	764,205

NET ASSETS	100.0%	$63,281,178

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.0%
Australia — 1.1%
Nufarm, Ltd.	6,493	$99,094
Tassal Group, Ltd.	73,726	183,761
Western Areas NL†	4,164	41,116

		323,971

Austria — 1.4%
Andritz AG	6,450	406,716

Belgium — 0.8%
EVS Broadcast Equipment SA	2,498	223,314

Bermuda — 2.3%
China Yurun Food Group, Ltd.	57,000	93,718
CNPC Hong Kong, Ltd.	170,000	80,233
Global Sources, Ltd.†	6,930	105,197
Huabao International Holdings, Ltd.	145,000	137,613
IT, Ltd.	388,000	96,536
Pacific Basin Shipping, Ltd.	94,000	134,299
Peace Mark Holdings, Ltd.	8,000	5,561

		653,157

Cayman Islands — 1.6%
Anta Sports Products, Ltd.	134,000	105,004
Hidili Industry International Development, Ltd.	145,000	252,910
HKR International, Ltd.	156,000	79,428
Kingdee International Software Group Co., Ltd.	40,000	8,208
New World Department Store China, Ltd.†	31,000	27,313

		472,863

China — 0.1%
BYD Co., Ltd.	27,500	35,269

Denmark — 4.3%
Auriga Industries A/S Series B	4,800	222,438
East Asiatic Co., Ltd. A/S	2,063	142,859
FLSmidth & Co. A/S	5,541	608,310
Genmab A/S†	2,215	84,642
NeuroSearch A/S†	3,480	176,696

		1,234,945

Finland — 3.6%
Konecranes Oyj	8,419	348,614
Nokian Renkaat Oyj	6,847	328,798
Oriola-KD Oyj Series A	9,738	40,783
Oriola-KD Oyj Series B	12,180	51,586
Poyry Oyj	10,442	271,267

		1,041,048

France — 4.5%
Guerbet	1,057	216,345
Ingenico SA	10,557	369,828
Rubis	3,151	272,860
Sechilienne SA	3,399	266,722
Virbac SA	1,979	170,374

		1,296,129

Germany — 6.3%
Bauer AG	2,170	209,503
ElringKlinger AG	4,638	439,526
Fielmann AG	5,012	366,307
Rational AG	853	172,039
SMA Solar Technology AG†	1,064	92,137
Vossloh AG	4,097	534,104

		1,813,616

Greece — 2.7%
Fourlis Holdings SA	9,736	285,117
Frigoglass SA	8,123	197,466
Sarantis SA	16,251	289,126

		771,709

Hong Kong — 0.4%
China Green Holdings, Ltd.	104,000	123,510

Indonesia — 0.7%
Ciputra Development Tbk PT†	620,500	26,583
United Tractors Tbk PT	124,000	163,406

		189,989

Ireland — 1.2%
Norkom Group PLC†	28,066	65,399
Origin Enterprises PLC†	36,270	285,527

		350,926

Japan — 24.9%
Acrodea, Inc.†	14	32,302
Alpha Systems, Inc.	3,700	92,513
Amano Corp.	5,900	56,897
Chugoku Marine Paints, Ltd.	17,000	117,192
Daiichi Chuo Kisen Kaisha	9,000	60,941
Daiseki Co., Ltd.	3,800	120,959
Dena Co., Ltd.	12	70,744
Digital Garage, Inc.†	50	57,918
Disco Corp.	2,100	88,798
Don Quijote Co., Ltd.	10,800	197,621
en-japan, Inc.	27	45,515
EPS Co., Ltd.	28	122,089
Exedy Corp.	7,100	186,886
Ferrotec Corp.	2,700	38,395
FP Corp.	4,200	111,343
Fujimi, Inc.	4,600	69,530
Glory, Ltd.†	1,900	44,644
Harmonic Drive Systems, Inc.	14	54,716
Hisamitsu Pharmaceutical Co., Inc.	4,800	208,843
Hitachi Systems & Services, Ltd.	5,400	93,522
Iriso Electronics Co., Ltd.	3,600	48,481
Japan Steel Works, Ltd.	15,000	291,708
Kaga Electronics Co., Ltd.	3,400	44,731
Kakaku.com, Inc.	44	130,941
Kenedix, Inc.	38	46,523
Kito Corp.	22	38,951
Kitz Corp.	7,000	35,796
Koito Manufacturing Co., Ltd.	10,000	138,908
Kureha Corp.	19,000	114,696
Kyoritsu Maintenance Co., Ltd.	6,200	119,113
Lintec Corp.	9,500	165,066
Mani, Inc.	1,200	75,491
MCJ Co., Ltd.	70	13,626
Miraca Holdings, Inc.	4,100	98,267
Miraial Co., Ltd.	1,500	35,386
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,680	116,352
Modec, Inc.	5,100	166,182
Moshi Moshi Hotline, Inc.	9,400	238,574
Nabtesco Corp.	16,000	244,705
Nihon Dempa Kogyo Co., Ltd.	2,200	46,513
Nishimatsuya Chain Co., Ltd.	9,500	84,993
Nissha Printing Co., Ltd.	2,100	120,836
NPC, Inc	1,100	63,399
Obic Co., Ltd.	220	36,941
Okasan Holdings, Inc.	18,000	93,233
Osaka Securities Exchange Co., Ltd.	25	105,241
Otsuka Corp.	2,600	179,479
Pigeon Corp.	2,100	42,223
Resort Solution Co., Ltd.	4,000	10,472
Rohto Pharmaceutical Co., Ltd.	5,000	57,117
Saint Marc Holdings Co., Ltd.	2,700	115,949
Sankyu, Inc.	23,000	115,883
So-net M3, Inc.	22	84,532
Software Service, Inc.	3,900	46,975
Star Micronics Co., Ltd.	5,100	80,209
Sugi Pharmacy Co., Ltd.	3,000	78,260
Sysmex Corp.	4,700	185,017
Tadano, Ltd.	10,000	107,454
Taiyo Ink Manufacturing Co., Ltd.	4,000	87,018
Takeei Corp.	500	15,963
Teikoku Piston Ring Co., Ltd.	11,100	99,412
Toho Pharmaceutical Co., Ltd.	5,100	98,220
Toshiba Machine Co., Ltd.	9,000	61,365
Toyo Tanso Co., Ltd.	2,150	138,292
Tsumura & Co.	8,100	208,631
Unicharm Petcare Corp	3,100	92,546
Union Tool Co.	3,100	90,210
USS Co., Ltd.	2,710	178,906
Vantec Group Holdings Corp.	18	22,546
Village Vanguard Co., Ltd.†	14	69,878
Works Applications Co., Ltd.	125	157,743
Xebio Co., Ltd.	4,700	103,131
Yamaguchi Financial Group, Inc.	6,000	83,063

		7,196,515

Malaysia — 0.7%
IJM Corp. Bhd	57,400	96,618
Sarawak Energy Bhd	101,800	92,843

		189,461

Netherlands — 1.3%
Smartrac NV†	4,401	147,037
Smit Internationale NV	2,470	241,111

		388,148

Norway — 1.9%
Sevan Marine ASA†	26,368	328,746
Songa Offshore ASA†	14,370	232,061

		560,807

Philippines — 0.3%
Pepsi-Cola Products Philippines, Inc.†	1,446,000	80,521

Singapore — 0.9%
Raffles Medical Group, Ltd.	206,800	203,676
Swiber Holdings, Ltd.†	33,000	59,910

		263,586

South Korea — 2.8%
Cheil Industries, Inc.	990	45,901
CJ Internet Corp.	5,940	89,437
Hyundai DSF Co., Ltd.	6,970	73,961
Jinsung T.E.C. Co., Ltd.	9,548	140,566
JVM Co., Ltd.	2,683	99,902
Korea Kumho Petrochemical Co., Ltd.	870	38,092
Korean Reinsurance Co.	12,530	144,340
SODIFF Advanced Materials Co., Ltd.	1,104	75,989
Taeyoung Engineering & Construction	13,800	99,999

		808,187

Spain — 4.2%
Prosegur Cia de Seguridad SA	7,440	323,187
Tubacex, SA	51,031	613,842
Viscofan SA	13,530	289,925

		1,226,954

Sweden — 3.0%
Intrum Justitia AB	27,391	499,159
RaySearch Laboratories AB	8,496	33,152
Saab AB	13,040	329,115

		861,426

Switzerland — 2.1%
Basilea Pharmaceutica AG†	1,433	233,421
Bucher Industries AG	787	208,008
Compagne Financiere Tradition	1,025	166,460

		607,889

Taiwan — 1.2%
Everlight Electronics Co., Ltd.	37,077	95,768
Far Eastern Department Stores, Ltd.	60,000	63,849
L&K Engineering Co., Ltd.	58,000	72,612
Sanyang Industrial Co., Ltd.	302,000	124,370

		356,599

Thailand — 0.5%
Tata Steel Thailand PCL	1,666,600	146,547

United Kingdom — 19.1%
Afren PLC†	81,206	273,358
Aveva Group PLC	1,850	56,748
Chemring Group PLC	11,651	549,079
Chloride Group PLC	54,122	280,287
Connaught PLC	57,972	488,733
Cookson Group PLC	25,620	320,221
Croda International	28,971	369,318
Homeserve PLC	9,920	334,522
IG Group Holdings PLC	79,542	523,234
Lamprell PLC	27,334	313,060
Northumbrian Water Group PLC	29,948	187,605
PayPoint PLC	21,624	256,277
PV Crystalox Solar PLC†	68,850	272,906
Rotork PLC	17,234	376,573
RPS Group PLC	56,603	337,670
Tanfield Group PLC†	57,079	36,097
VT Group PLC	42,193	532,407

		5,508,095

United States — 1.1%
AsiaInfo Holdings, Inc.†	27,600	326,232

Total Common Stock
(cost $27,460,454)		27,458,129

PREFERRED STOCK — 1.3%
Germany — 1.3%
Fuchs Petrolub AG (cost $343,293)	3,945	372,673

Total Long-Term Investment Securities
(cost $27,803,747)		27,830,802

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 07/01/08
(cost $715,000)	$715,000	715,000

TOTAL INVESTMENTS —
(cost $28,518,747)(1)	98.7%	28,545,802
Other assets less liabilities	1.3	364,633

NET ASSETS —	100.0%	$28,910,435

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

Industry Allocation*
Machinery-General Industrial	4.1%
Medical-Drugs	3.3
Auto/Truck Parts & Equipment-Original	3.0
Building & Construction Products-Misc.	2.8
Chemicals-Diversified	2.6
Computers-Integrated Systems	2.6
Time Deposits	2.5
Electronic Components-Misc.	2.5
Transport-Marine	2.3
Food-Misc.	2.1
Steel Pipe & Tube	2.1
Consulting Services	2.1
Building-Maintance & Services	2.1
Finance-Other Services	2.1
Machinery-Construction & Mining	2.0
Electric Products-Misc.	1.9
Shipbuilding	1.8
Machinery-Electrical	1.8
Gambling (Non-Hotel)	1.8
Appliances	1.6
Agricultural Operations	1.4
Chemicals-Specialty	1.4
Miscellaneous Manufacturing	1.3
Instruments-Controls	1.3
Oil-Field Services	1.3
Oil Refining & Marketing	1.3
Power Converter/Supply Equipment	1.3
Retail-Misc./Diversified	1.3
Diversified Manufacturing Operations	1.3
Oil Companies-Exploration & Production	1.2
Advanced Materials	1.2
Extended Service Contracts	1.2
Cosmetics & Toiletries	1.1
Aerospace/Defense	1.1
Rubber-Tires	1.1
Oil Field Machinery & Equipment	1.1
Machinery-Material Handling	1.1
Internet Infrastructure Software	1.1
Security Services	1.1
Medical-Biomedical/Gene	1.1
Retail-Petroleum Products	0.9
Energy-Alternate Sources	0.9
Finance-Investment Banker/Broker	0.9
Diversified Financial Services	0.9
Coal	0.9
Direct Marketing	0.8
Industrial Audio & Video Products	0.8
E-Commerce/Services	0.8
Medical Imaging Systems	0.8
Commercial Services	0.7
Medical-Hospitals	0.7
Applications Software	0.7
Retail-Discount	0.7
Water	0.7
Medical Instruments	0.6
Fisheries	0.6
Retail-Apparel/Shoe	0.6
Retail-Automobile	0.6
Veterinary Products	0.6
Building & Construction-Misc.	0.6
Rubber/Plastic Products	0.5
Electronic Security Devices	0.5
Steel-Specialty	0.5
Insurance-Reinsurance	0.5
Retail-Regional Department Stores	0.5
Internet Content-Information/News	0.5
Auto-Cars/Light Trucks	0.4
Printing-Commercial	0.4
Coatings/Paint	0.4
Finance-Leasing Companies	0.4
Retail-Restaurants	0.4
Transport-Truck	0.4
Containers-Paper/Plastic	0.4
Medical Products	0.4
Footwear & Related Apparel	0.4
Retail-Sporting Goods	0.4
Building-Heavy Construction	0.3
Batteries/Battery Systems	0.3
Medical-Wholesale Drug Distribution	0.3
Electronic Components-Semiconductors	0.3
Electric-Generation	0.3
Communications Software	0.3
Motion Pictures & Services	0.3
Banks-Commercial	0.3
Beverages-Non-alcoholic	0.3
Diversified Operations	0.3
Retail-Drug Store	0.3
Retail-Bookstore	0.2
Decision Support Software	0.2
E-Services/Consulting	0.2
Electronic Connectors	0.2
Medical Information Systems	0.2
Investment Management/Advisor Services	0.2
Electronic Parts Distribution	0.2
Diversified Minerals	0.1
Computers-Periphery Equipment	0.1
Metal Processors & Fabrication	0.1
Retail-Major Department Stores	0.1
Real Estate Operations & Development	0.1
Transport-Services	0.1
Recycling	0.1
Computers	0.1

98.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements

As of June 30, 2008, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	1.03%	$1,284,000
Growth Opportunities	3.89	4,834,000
New Century	7.73	9,593,000
Growth & Income	1.31	1,621,000
Balanced Assets	1.64	2,031,000
Value	2.43	3,017,000
Disciplined Growth	2.52	3,122,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2008, bearing interest at a rate of 1.05% per annum, with a principal amount of $124,131,000, a repurchase price of $124,134,620 and a maturity date of July 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.63%	06/15/10	$123,980,000	$126,614,575

Note 3. Federal Income Taxes

As of June 30, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$56,251,323	$38,927,343	$72,925,555	$90,827,011	$127,109,645

Appreciation	6,789,094	903,427	8,782,094	1,744,419	6,865,475
Depreciation	(3,974,161)	(2,803,411)	(9,857,620)	(8,727,442)	(10,009,011)

Net unrealized appreciation (depreciation)	$2,814,933	$(1,899,984)	$(1,075,526)	$(6,983,023)	$(3,143,536)

	International Equity Fund	Value Fund	Disciplined Growth Fund	International Small-Cap Fund
Cost (tax basis)	$103,919,884	$162,788,622	$59,300,618	$28,625,064

Appreciation	9,472,810	6,252,982	5,061,309	2,971,411
Depreciation	(7,462,059)	(17,520,039)	(1,844,954)	(3,050,673)

Net unrealized appreciation (depreciation)	$2,010,751	$(11,267,057)	$3,216,355	$(79,262)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 29, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 29, 2008